Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Annual Report	true
Document Transition Report	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	ERYTECH Pharma S.A.
Entity Central Index Key	0001624422
Current Fiscal Year End Date	--12-31
Trading Symbol	ERYP
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Title of 12(b) Security	American Depositary Shares
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	17,940,035
Entity Address, City or Town	Lyon
Entity Address, Postal Zip Code	69008
Entity Incorporation, State or Country Code	I0
Entity Address, Address Line One	60 Avenue Rockefeller
Entity Address, Country	FR
Document Registration Statement	false
Document Shell Company Report	false
Document Accounting Standard	International Financial Reporting Standards
Contact Personnel Name	Gil Beyen
Business Contact
Document Information [Line Items]
Entity Address, City or Town	Lyon
Entity Address, Postal Zip Code	69008
Entity Address, Address Line One	60 Avenue Rockefeller
Entity Address, Country	FR
City Area Code	33
Local Phone Number	4 78 74 44 38
Contact Personnel Fax Number	4 78 75 56 29